Intangible Assets (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization		$ 400,000	$ 100,000
Asset Impairment Charges	$ 0	$ 364,000	$ 7,453,000
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		7 years